Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Lease expense
(Dollars in thousands)
December 31, 2023

Operating lease cost	$815

Other information:
Cash paid for amounts included in the measurement of lease liabilities	787
Operating cash flows from operating leases	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	370
Weighted-average remaining lease term - operating leases	8.45
Weighted-average discount rate - operating leases	2.73%

Maturity analysis of operating lease liabilities
(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2023

2024	$819
2025	773
2026	650
2027	612
2028	510
Thereafter	2,115
Total	5,479
Less: Imputed Interest	(647)
Operating Lease Liability	$4,832